Lease (Details) - Schedule of Operating Lease Balances ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Operating Lease Balances [Abstract]
Right-of-use assets	¥ 1,765	$ 243	¥ 183
Lease liabilities	¥ 1,784		¥ 140